Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current Assets [Line Items]
Prepaid expenses	$ 5,035	$ 8,684
Inventories	2,424	792
Other	3,872	6,189
Other current assets	21,755	32,013
Oil
Other Current Assets [Line Items]
Derivative instrument	6,231	3,248
Money market
Other Current Assets [Line Items]
Interest receivable	2,207	3,353
Gas
Other Current Assets [Line Items]
Derivative instrument	1,870	9,478
Interest rate swap
Other Current Assets [Line Items]
Interest receivable	$ 116	$ 269